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                  Supplement Dated September 14, 1998 to the
                        Prospectus Dated June 30, 1997

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                      NUVEEN FLAGSHIP MULTISTATE TRUST II
                     Nuveen California Municipal Bond Fund
                 Nuveen California Insured Municipal Bond Fund
                Nuveen Flagship Connecticut Municipal Bond Fund
                Nuveen Flagship New Jersey Municipal Bond Fund
          Nuveen Flagship New Jersey Intermediate Municipal Bond Fund
                 Nuveen Flagship New York Municipal Bond Fund
             Nuveen Flagship New York Insured Municipal Bond Fund
                   Nuveen Massachusetts Municipal Bond Fund
               Nuveen Massachusetts Insured Municipal Bond Fund

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This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective September 11, 1998, the Nuveen Flagship New Jersey Intermediate Municipal Bond Fund was organized into the Nuveen Flagship New Jersey Municipal Bond Fund and is no longer available.


                      PLEASE RETAIN FOR FUTURE REFERENCE